Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of activity in the allowance for credit losses

A summary of activity in the allowance for credit losses for the years ended December 31, 2024 and 2023 is as follows (amounts in millions):

		Additions	Deductions
	Balance at	Charged to		Balance at
	beginning of	costs and	Write-offs net	end of
	year	expenses	of recoveries	year
2024	$5	4	(5)	4
2023	$4	5	(4)	5

Schedule of Net property and equipment

	December 31,
	2024	2023

	amounts in millions
Land	$13	16
Buildings (25 years)	114	108
Telephony transmission equipment and distribution facilities (5-20 years)	899	832
Cable transmission equipment and distribution facilities (5-30 years)	156	118
Support equipment and systems (3-20 years)	128	112
Fiber optic cable systems (15-25 years)	130	128
Other (2-20 years)	87	72
Construction in progress	302	197
	1,829	1,583
Accumulated depreciation	(679)	(530)
Property and equipment, net	$1,150	1,053

Schedule of asset retirement obligations	The asset retirement obligation is in Other liabilities in the combined balance sheets. Following is a reconciliation of the beginning and ending aggregate carrying amounts of the liability for asset retirement obligations (amounts in millions):

Balance at December 31, 2022	$81
Liability incurred	1
Accretion expense	2
Liability settled	—
Balance at December 31, 2023	84
Liability incurred	1
Accretion expense	3
Liability settled	—
Balance at December 31, 2024	$88

Summary of revenue from contracts with customers

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024

	amounts in millions
GCI Holdings
Consumer Revenue
Data	$59	62	180	186
Wireless	35	35	104	105
Other	4	12	22	32
Business Revenue
Data	124	122	375	333
Wireless	8	10	24	31
Other	3	3	8	9
Lease, grant, and revenue from subsidies	24	18	71	57
Total	$257	262	784	753

	Years ended December 31,
	2024	2023

	amounts in millions
GCI Holdings
Consumer Revenue
Data	$246	245
Wireless	142	145
Other	44	45
Business Revenue
Data	457	412
Wireless	40	43
Other	11	14
Lease, grant, and revenue from subsidies	76	77
Total	$1,016	981

Schedule of Pro Forma Earnings per Share

Year ended December 31,
2024
amounts in millions, except per share amounts
Net earnings (loss)	$70
Pro Forma shares outstanding	28.7
Unaudited pro forma net earnings (loss) per share	$2.44